INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
10.	INTANGIBLE ASSETS, NET

	As of December 31,
	2022 $	2023 $

Licensing fee	18,629	21,802
IP right	42,943	44,894
Trademarks	10,679	10,679
Software, including internal use software under development	66,117	73,231
Others	5,267	5,271
Total intangible assets, gross	143,635	155,877

Accumulated amortization:
Licensing fee	(15,713)	(16,280)
IP right	(37,538)	(40,699)
Trademarks	(5,873)	(6,941)
Software	(17,203)	(38,200)
Others	(2,289)	(2,936)
Total accumulated amortization	(78,616)	(105,056)
Total intangible assets, net	65,019	50,821

The estimated aggregate amortization expenses of intangible assets, excluding internal use software under development, for each of the five succeeding fiscal years and thereafter are as follows:

$

2024	26,642
2025	17,031
2026	5,168
2027	1,669
2028	281
Thereafter	30
50,821

Amortization expenses related to intangible assets was $18,350, $23,417 and $28,609 for the years ended December 31, 2021, 2022 and 2023, respectively.